UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and

Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 03/31/2015

Item 1 – Report to Stockholders

MARCH 31, 2015

ANNUAL REPORT

BBIF Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility has remained low from a long-term perspective, but increased over the course of 2014 amid higher valuations in risk assets (such as equities and high yield bonds), geopolitical risks, uneven global economic growth and uncertainty around policy moves from the world’s largest central banks. As the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October 2014), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market. Geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile in the middle of the summer, stoking worries about economic growth outside the United States. As the U.S. economy continued to show steady improvement, the stronger data caused concern among investors that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted in the fourth quarter due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became relatively attractive as compared to international sovereign debt.

Equity markets reversed in the first quarter of 2015 and U.S. stocks underperformed international markets, notably Europe and Japan, but also emerging markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. Meanwhile, economic reports in Europe and Asia easily beat investors’ very low expectations for those economies, and accommodative policies from global central banks helped international equities rebound. The ECB’s asset purchase program (announced in January and commenced in March) was the largest in scale and effect on the markets. Overall, market volatility decreased in the first quarter as global risks abated, with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the Eurozone.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.93%	12.73%
U.S. small cap equities (Russell 2000® Index)	14.46	8.21
International equities (MSCI Europe, Australasia, Far East Index)	1.13	(0.92)
Emerging market equities (MSCI Emerging Markets Index)	(2.37)	0.44
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	6.25	9.88
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	3.43	5.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.29	6.60
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.50	2.00
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2015

The Federal Open Market Committee (“FOMC”) maintained the federal funds rate in the target range of 0.00% to 0.25% during the 12-month period ended March 31, 2015. The FOMC’s statement at the conclusion of the March 18th meeting read “that an increase in the target range for the federal funds rate remains unlikely at the April Committee meeting,” but the FOMC “anticipates that it will be appropriate to raise the target range when it sees further improvement in the labor market.” This language marked a departure from previous statements in which the FOMC said “it can be patient in beginning to normalize the stance of monetary policy.” The removal of the word “patient” was viewed by the market as a small but meaningful step toward the beginning of higher rates. However, anticipation of a pending rate increase was tempered by the FOMC’s assessment of the U.S. economy. They acknowledged that “economic growth has moderated somewhat.” Additionally, the FOMC issued new forecasts at the March 18th meeting including a slightly lower outlook for 2015 and 2016 gross domestic product (GDP), reduced inflation forecasts and a revised prediction for the unemployment rate falling further than thought a few months ago. Officials also slashed their median estimate for the federal funds rate, the key overnight lending rate, to 0.625% for the end of 2015 from the 1.125% estimated in December 2014.

Chairwoman Yellen followed the release of the statement with a scheduled press conference in which she further clarified the FOMC’s views. On the topic of the change in language, she stated that “just because we removed the word ‘patient’ from the statement doesn’t mean we’re going to be impatient.” Ms. Yellen further stressed that there had been no firm decision on the timing of a first rate hike. Regarding the FOMC’s lower GDP forecasts, Ms. Yellen stated that she continues to view the U.S. economy as growing moderately and continued to characterize inflation weakness as transitory. She explained that there is “no simple answer” for when to raise rates, noting that the FOMC should be neither premature nor behind the curve in its decision.

In the eurozone, slow economic growth combined with falling inflation measures compelled the European Central Bank (“ECB”) to cut its key rates by 0.10% in July, and an additional 0.10% in September, boldly taking the deposit rate to a negative 0.20%. In late 2014, the central bank implemented an asset purchase program focused on asset-backed securities and covered bonds. In January 2015, the ECB announced a larger-than-expected bond-buying program, which ECB President Mario Draghi referred to as the final part of a set of policies that include buying €1.1 trillion of government bonds, European institutional debt and private sector assets between March 2015 and September 2016. The ECB improved its prediction for economic growth this year to 1.5%, up from 1% previously, and anticipated that low negative inflation would persist in the months ahead before prices begin to rise in late 2015, with 1.8% inflation in 2017.

London Interbank Offered Rates (“LIBOR”) moved slightly higher over the period amid speculation of a possible Fed rate hike by mid-2015. The benchmark three-month LIBOR ended the period at 0.27%, which is four basis points higher than it was 12 months ago.

In the short-term tax-exempt market, conditions remained stable with strong demand and low supply. During the 12-month period, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data), ranged between a high of 0.12% and a historical low of 0.02%, averaging just 0.05% for the period. VRDN new issuance was light as municipal issuers focused on issuing longer-term bonds at attractive low yield levels. As monetary policy continued to be accommodative, VRDN demand remained well supported by the desire among market participants to remain defensive heading into an eventual rising rate environment. As a result, dealer VRDN inventory remained at manageable levels, keeping rates in check.

In 2014, tax-exempt money funds experienced seasonal outflows in April, which is a trend driven by shareholders redeeming shares to pay their federal and state income tax bills. “Note season” began in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given their continued improvement in fiscal health, municipal issuers’ need for short-term borrowing declined year-over-year, causing a lower supply of one-year fixed-rate notes in the municipal market, which kept rates low. Additionally, high-quality notes continued to see aggressive bidding from longer-term mutual fund groups seeking to position more defensively by shortening their portfolio durations. One-year municipal note yields ended the period at 0.19%, up just four basis points for the year. (Data source: Thomson Municipal Market Data.) Generally speaking, municipal money market funds seek to take advantage of note season to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure in the form of VRDN credit enhancement. Recently, municipal money fund investors have become more selective and one-year securities and maturities beyond six months have experienced spread widening given the current low levels and the growing anticipation of a short-term rate hike. As a change to the FOMC’s monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, the desire to remain defensive is strong and we expect one-year yields to continue to move higher. Thus, issuers will soon need to offer greater yield premiums to entice buyers to extend out to the full-year maturity, which creates a steepening bias on the short-term municipal yield curve.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Fund Information as of March 31, 2015

Investment Objective

BBIF Tax-Exempt Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2014 and held through March 31, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class 1	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.53	$0.40	0.08%
Class 2	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.48	$0.45	0.09%
Class 3	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.48	$0.45	0.09%
Class 4	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.48	$0.45	0.09%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Funds invest significantly in the Master LLC, the expense examples reflect the net expenses of both the Funds and the Master LLC in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	5

Statement of Assets and Liabilities

March 31, 2015	BBIF Tax-Exempt Fund

Assets
Investments at value — Master Tax-Exempt LLC (the “Master LLC”) (cost — $388,594,059)	$388,594,059
Capital shares sold receivable	857,291
Prepaid expenses	89,944

Total assets	389,541,294

Liabilities
Contributions payable to the Master LLC	857,291
Administration fees payable	216
Officer’s fees payable	119
Other accrued expenses payable	38,304

Total liabilities	895,930

Net Assets	$388,645,364

Net Assets Consist of
Paid-in capital	$388,643,775
Undistributed net investment income	261
Accumulated net realized gain allocated from the Master LLC	1,328

Net Assets	$388,645,364

Net Asset Value
Class 1 — Based on net assets of $44,001,566 and 43,988,171 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 2 — Based on net assets of $38,329,375 and 38,317,510 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 3 — Based on net assets of $127,273,082 and 127,234,589 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 4 — Based on net assets of $179,041,341 and 178,986,162 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Statement of Operations

Year Ended March 31, 2015	BBIF Tax-Exempt Fund

Investment Income
Net investment income allocated from the Master LLC:
Interest	$389,631
Expenses	(647,326)
Fees waived	449,502

Total income	191,807

Fund Expenses
Administration	934,752
Service and distribution — Class 1	209,129
Service and distribution — Class 2	237,571
Service and distribution — Class 3	479,349
Service and distribution — Class 4	711,183
Transfer agent — Class 1	8,102
Transfer agent — Class 2	3,929
Transfer agent — Class 3	5,981
Transfer agent — Class 4	10,003
Registration	131,115
Professional	25,983
Printing	21,815
Officer	211
Miscellaneous	18,916

Total expenses	2,798,039
Less fees waived by the administrator	(934,501)
Less service and distribution fees waived — Class 1	(209,129)
Less service and distribution fees waived — Class 2	(237,571)
Less service and distribution fees waived — Class 3	(479,349)
Less service and distribution fees waived — Class 4	(711,183)
Transfer agent fees reimbursed — Class 1	(8,102)
Transfer agent fees reimbursed — Class 2	(3,929)
Transfer agent fees reimbursed — Class 3	(5,981)
Transfer agent fees reimbursed — Class 4	(10,003)
Less other expenses waived and/or reimbursed by the administrator — Class 1	(376)
Less other expenses waived and/or reimbursed by the administrator — Class 2	(670)
Less other expenses waived and/or reimbursed by the administrator — Class 3	(2,255)
Less other expenses waived and/or reimbursed by the administrator — Class 4	(3,355)

Total expenses after fees waived and reimbursed	191,635

Net investment income	172

Realized Gain Allocated from the Master LLC
Net realized gain from investments	34,469

Net Increase in Net Assets Resulting from Operations	$34,641

See Notes to Financial Statements.

6	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Statements of Changes in Net Assets	BBIF Tax-Exempt Fund

	Year Ended March 31,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$172	$67
Net realized gain	34,469	49,360

Net increase in net assets resulting from operations	34,641	49,427

Distributions to Shareholders From[1]
Net investment income:
Class 1	(19)	(10)
Class 2	(38)	(19)
Class 3	(126)	(58)
Class 4	(189)	(67)
Net realized gain:
Class 1	(1,955)	(2,818)
Class 2	(4,600)	(5,939)
Class 3	(14,004)	(19,862)
Class 4	(21,311)	(19,256)

Decrease in net assets resulting from distributions to shareholders	(42,242)	(48,029)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	66,819,082	(44,717,614)

Net Assets
Total increase (decrease) in net assets	66,811,481	(44,716,216)
Beginning of year	321,833,883	366,550,099

End of year	$388,645,364	$321,833,883

Undistributed net investment income, end of year	$261	$601

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	7

Financial Highlights	BBIF Tax-Exempt Fund

	Class 1									Class 2
	Year Ended March 31,									Year Ended March 31,
	2015		2014		2013		2012		2011	2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001		0.0004
Net realized gain	0.0001		0.0001		0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0001		0.0001		0.0000	[1]	0.0000	[1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0001		0.0000		0.0000		0.0000	0.0001		0.0001		0.0000		0.0001		0.0004

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0004)
Net realized gain	(0.0001)		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	(0.0001)		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]

Total distributions	(0.0001)		(0.0001)		(0.0000)		(0.0001)		(0.0000)	(0.0001)		(0.0001)		(0.0000)		(0.0001)		(0.0004)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.01%		0.01%		0.00%		0.01%		0.00%	0.01%		0.01%		0.00%		0.01%		0.04%

Ratios to Average Net Assets[5]
Total expenses	1.38%	[6]	1.42%	[6]	1.53%	[6]	1.52%	[6]	1.53%	1.04%	[6]	1.08%	[6]	1.17%	[6]	1.15%	[6]	1.17%

Total expenses after fees waived and/or reimbursed	0.10%	[6]	0.15%	[6]	0.24%	[6]	0.24%	[6]	0.41%	0.10%	[6]	0.15%	[6]	0.24%	[6]	0.24%	[6]	0.37%

Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.04%

Supplemental Data
Net assets, end of year (000)	$44,002		$20,283		$46,498		$22,689		$23,650	$38,329		$34,670		$46,969		$93,113		$120,548

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

For the years ended March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%, 0.08%, 0.09% and 0.03%, respectively.

See Notes to Financial Statements.

8	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Financial Highlights (continued)	BBIF Tax-Exempt Fund

	Class 3									Class 4
	Year Ended March 31,									Year Ended March 31,
	2015		2014		2013		2012		2011	2015		2014		2013		2012		2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001		0.0004	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001		0.0004
Net realized gain	0.0001		0.0001		0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0001		0.0001		0.0000	[1]	0.0000	[1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0001		0.0000		0.0001		0.0004	0.0001		0.0001		0.0000		0.0001		0.0004

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0004)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0004)
Net realized gain	(0.0001)		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	(0.0001)		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]

Total distributions	(0.0001)		(0.0001)		(0.0000)		(0.0001)		(0.0004)	(0.0001)		(0.0001)		(0.0000)		(0.0001)		(0.0004)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.01%		0.01%		0.00%		0.01%		0.04%	0.01%		0.01%		0.00%		0.01%		0.04%

Ratios to Average Net Assets[5]
Total expenses	0.73%	[6]	0.77%	[6]	0.87%	[6]	0.84%	[6]	0.87%	0.74%	[6]	0.77%	[6]	0.86%	[6]	0.84%	[6]	0.85%

Total expenses after fees waived and/or reimbursed	0.11%	[6]	0.15%	[6]	0.24%	[6]	0.24%	[6]	0.37%	0.10%	[6]	0.15%	[6]	0.24%	[6]	0.24%	[6]	0.36%

Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.04%	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.04%

Supplemental Data
Net assets, end of year (000)	$127,273		$136,502		$139,022		$223,118		$289,418	$179,041		$130,379		$134,061		$197,117		$336,880

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

For the years ended March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%, 0.08%, 0.09% and 0.03%, respectively.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	9

Notes to Financial Statements	BBIF Tax-Exempt Fund

1. Organization:

BBIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. At March 31, 2015, the percentage of the Master LLC owned by the Fund was 12.8%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses related to shareholder servicing, expenses related to the distribution, and may have a conversion privilege as outlined below. Class 1, Class 2, Class 3 and Class 4 Shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Fund and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Valuation: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount, if any, is shown as interest in the Statement of Operations.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

10	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Notes to Financial Statements (continued)	BBIF Tax-Exempt Fund

The Fund entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Class 1	Class 2	Class 3	Class 4
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	0.750%	0.425%	0.125%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide Shareholder Servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLC, to ensure that the net expenses for the Fund’s Class 2 Shares are 0.35% higher than those of BIF Tax-Exempt Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Tax-Exempt Fund, without giving effect to any voluntary fee waivers. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2015. This contractual agreement may be terminated upon 90 days notice by a majority of the non-interested Directors or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in service and distribution fees waived — class specific in the Statement of Operations.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by administrator, service and distribution fees waived — class specific, transfer agent fees reimbursed — class specific, and other fees waived and/or reimbursed by administrator — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which, if any, is included in Officer in the Statement of Operations.

4. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of March 31, 2015, the following permanent differences attributable to the characterization of investment income for tax purposes and the reclassification of distributions were reclassified to the following accounts:

Undistributed net investment income	$(140)
Accumulated net realized gain allocated from the Master LLC	$140

The tax character of distributions paid was as follows:

	3/31/15	3/31/14
Tax-exempt income[1]	$374	$154
Ordinary income[2]	23,874	17,582
Long-term capital gains[3]	17,994	30,293

Total	$42,242	$48,029

[1]	The Fund designates this amount paid during the fiscal year ended March 31, 2015 as exempt-interest dividends.

[2]

Ordinary income consists primarily of taxable income recognized from net short-term capital gains. Additionally, all ordinary distributions are comprised of interest related dividends and qualified short-term capital gain dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[3]	The Fund designates this amount paid during the fiscal year ended March 31, 2015 as capital gain dividends.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	11

Notes to Financial Statements (concluded)	BBIF Tax-Exempt Fund

As March 31, 2015 the tax components of accumulated net earnings were as follows:

Undistributed tax-exempt income	$261
Undistributed long-term capital gains	1,328

Total	$1,589

As of March 31, 2015, there were no significant differences between the book and tax components of net assets.

5. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund continues to evaluate its strategy to implement the new regulations.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31, 2015	Year Ended March 31, 2014
Class 1
Shares sold	319,091,667	267,566,503
Shares issued in reinvestment of distributions	1,965	2,818
Shares redeemed	(295,380,514)	(293,776,470)

Net increase (decrease)	23,713,118	(26,207,149)

Class 2
Shares sold	191,396,510	233,557,800
Shares issued in reinvestment of distributions	4,622	5,940
Shares redeemed	(187,739,397)	(245,861,343)

Net increase (decrease)	3,661,735	(12,297,603)

Class 3
Shares sold	660,603,442	778,774,552
Shares issued in reinvestment of distributions	14,083	19,872
Shares redeemed	(669,831,981)	(781,319,988)

Net decrease	(9,214,456)	(2,525,564)

Class 4
Shares sold	1,616,473,755	1,653,121,461
Shares issued in reinvestment of distributions	21,454	19,280
Shares redeemed	(1,567,836,524)	(1,656,828,039)

Net increase (decrease)	48,658,685	(3,687,298)

Total Net Increase (Decrease)	66,819,082	(44,717,614)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

12	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Report of Independent Registered Public Accounting Firm	BBIF Tax-Exempt Fund

To the Shareholders and Board of Trustees of BBIF Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of BBIF Tax-Exempt Fund (the “Fund”) as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBIF Tax-Exempt Fund as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

May 22, 2015

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	13

Master LLC Portfolio Information	Master Tax-Exempt LLC

As of March 31, 2015

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	87%
Fixed Rate Notes	9
Tax-Exempt Commercial Paper	4

Total	100%

14	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Schedule of Investments March 31, 2015	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.5%
City of Columbia Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.01%, 4/01/15 (a)	$16,500	$16,500,000
City of Huntsville Alabama IDB, Refunding RB, VRDN, AMT (First Commercial Bank LOC) (Federal Home Loan Bank of Atlanta LOC), 0.17%, 4/07/15 (a)	1,515	1,515,000
City of Mobile Alabama IDB, RB, VRDN, Alabama Power Co. Project, 0.04%, 4/07/15 (a)	5,550	5,550,000
City of Mobile Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project (Bank of New York Mellon LOC), 0.03%, 4/01/15 (a)	18,200	18,200,000
City of Parrish Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.03%, 4/01/15 (a)	28,850	28,850,000
Mobile Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank Ltd. LOC), 0.03%, 4/07/15	2,685	2,685,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.03%, 4/07/15	2,630	2,630,000

		75,930,000
Alaska — 0.8%
City of Valdez Alaska, Refunding RB, VRDN, ConocoPhilips Project, Series C, 0.05%, 4/07/15 (a)	24,400	24,400,000
Arizona — 2.2%
City of Avondale Arizona, Refunding RB, 2.00%, 7/01/15	1,175	1,180,242
County of Navajo Arizona Pollution Control Corp., Refunding RB, VRDN (Union Bank LOC), 0.02%, 4/01/15 (a)	32,000	32,000,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC) (a):
0.03%, 4/07/15	11,415	11,415,000
0.03%, 4/07/15	21,785	21,785,000

		66,380,242
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.10%, 4/07/15 (a)	3,200	3,200,000
Municipal Bonds	Par (000)	Value
California — 1.3%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.04%, 4/07/15 (a)(b)(c)	$4,910	$4,910,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.04%, 4/07/15 (a)	8,885	8,885,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.03%, 4/07/15 (a)(b)(c)	4,500	4,500,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank SBPA), 0.03%, 4/07/15 (a)(b)(c)	13,000	13,000,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	7,500	7,500,000
Port of Oakland California, Refunding RB, AMT, Series P, 3.00%, 5/01/15	1,000	1,002,343

		39,797,343
Colorado — 0.1%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.05%, 4/07/15 (a)	3,315	3,315,000
Connecticut — 0.5%
City of Derby Connecticut, GO, BAN, Refunding, 1.00%, 6/04/15	10,480	10,494,926
Connecticut Housing Finance Authority, Refunding RB, VRDN, Sub-Series B-5, AMT (Bank of Tokyo-Mitsubishi SBPA), 0.02%, 4/07/15 (a)	4,700	4,700,000

		15,194,926
District of Columbia — 0.3%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.07%, 4/07/15 (a)	3,500	3,500,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.04%, 4/07/15 (a)(b)(c)	4,400	4,400,000

		7,900,000

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	GO	General Obligation Bonds	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority	P-FLOATS	Puttable Floating Rate Securities
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts
ARB	Airport Revenue Bonds	HRB	Housing Revenue Bonds	RB	Revenue Bonds
BAN	Bond Anticipation Notes	IDA	Industrial Development Authority	ROCS	Reset Option Certificates
BHAC	Berkshire Hathaway Assurance Corp.	IDB	Industrial Development Board	S/F	Single-Family
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds	SBPA	Stand-by Bond Purchase Agreements
DRIVERS	Derivative Inverse Tax-Exempt Receipts	ISD	Independent School District	SPEARS	Short Puttable Exempt Adjustable Receipts
ECN	Extendible Commercial Note	LIFERS	Long Inverse Floating Exempt Receipts	TAN	Tax Anticipation Notes
EDA	Economic Development Authority	LOC	Letter of Credit	TECP	Tax Exempt Commercial Paper
EDC	Economic Development Corp.	M/F	Multi-Family	VRDN	Variable Rate Demand Notes
FLOATS	Floating Rate Securities	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	15

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 5.1%
City of Hollywood Florida Water & Sewer Revenue, Refunding RB, 2.00%, 10/01/15	$5,175	$5,220,583
City of Jacksonville Florida, Florida Light & Power Co., Refunding RB, 0.12%, 5/20/15	8,300	8,300,000
City of Tampa Bay Florida Regional Water Supply Authority, Refunding RB, VRDN, FLOATS (Branch Banking & Trust Liquidity Agreement), 0.02%, 4/07/15 (a)(b)(c)	25,305	25,305,000
County of Brevard Florida Housing Finance Authority, RB, VRDN, M/F, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.04%, 4/07/15 (a)	9,835	9,835,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.19%, 4/07/15 (a)	1,370	1,370,000
County of Hillsborough Florida Housing Finance Authority, HRB, VRDN, M/F, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.04%, 4/07/15 (a)	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, M/F, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.04%, 4/07/15 (a)	10,500	10,500,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM) (Citibank NA Liquidity Agreement), 0.04%, 4/07/15 (a)(b)(c)	7,450	7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS, Series RR-II-R-11834 (AGM) (Citibank NA Liquidity Agreement), 0.06%, 4/07/15 (a)(b)(c)	23,750	23,750,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series O-43 (Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	5,115	5,115,000
County of Orlando & Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 0145, Class A (BHAC) (Citibank NA Liquidity Agreement), 0.03%, 4/07/15 (a)(c)	11,300	11,300,000
County of Sarasota Florida Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital Project, Series A (Northern Trust Co. LOC), 0.01%, 4/01/15 (a)	30,480	30,480,000
Florida Housing Finance Corp., RB, VRDN, M/F, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.05%, 4/07/15 (a)	6,500	6,500,000
Orlando Utilities Commission, Refunding RB, VRDN, Series A, 0.13%, 4/07/15 (a)	7,600	7,600,000

		154,625,583
Georgia — 0.0%
Augusta, GO, Refunding, 4.00%, 10/01/15	225	229,267
Illinois — 4.5%
Chicago Illinois Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R-11879 (AGM) (Citibank NA Liquidity Agreement), 0.12%, 4/07/15 (a)(b)(c)	16,480	16,480,000
Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, BB&T Municipal Trust, GO, VRDN, Refunding, FLOATS, Series 2008-43, (Branch Banking & Trust LOC) 0.06%, 4/07/15 (a)(b)(c)	$7,450	$7,450,000
City of Chicago Illinois, Transit Authority Sales Tax Revenue, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1032 (Deutsche Bank AG Guarantor, Deutsche Bank SBPA), 0.33%, 4/07/15 (a)(b)(c)	15,635	15,635,000
City of Chicago Illinois Waterworks Revenue, Refunding RB, VRDN (State Street Bank and Trust LOC) (a):
0.02%, 4/07/15	24,300	24,300,000
0.02%, 4/07/15	9,345	9,345,000
Illinois Finance Authority, RB, VRDN (a):
AMT, 0.09%, 4/07/15	3,745	3,745,000
ROCS, Series RR-11624 (AGC) (Citibank NA SBPA), 0.22%, 4/07/15 (b)(c)	16,100	16,100,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.02%, 4/07/15 (b)(c)	3,150	3,150,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.04%, 4/07/15	4,975	4,975,000
State of Illinois, GO, VRDN (State Street Bank and Trust LOC), 0.03%, 4/07/15 (a)	17,000	17,000,000
University of Illinois, Refunding RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank NA LOC), 0.03%, 4/07/15 (a)	20,015	20,015,000

		138,195,000
Indiana — 2.5%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.12%, 4/07/15 (a)	3,500	3,500,000
Indiana Finance Authority, Refunding RB, VRDN (BMO Harris Bank SBPA), 0.04%, 4/07/15 (a)	45,000	45,000,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA SBPA), 0.22%, 4/07/15 (a)(b)(c)	28,575	28,575,000

		77,075,000
Iowa — 5.0%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.17%, 4/07/15 (a)	2,795	2,795,000
City of Des Moines Iowa, RB, VRDN, Methodist Medical Center Project (Wells Fargo Bank NA LOC), 0.04%, 4/01/15 (a)	12,400	12,400,000
City of Waterloo Iowa, GO, Refunding Series C, 2.00%, 6/01/15	175	175,498
Iowa Finance Authority, RB, VRDN (a):
M/F, AMT, Series A (Wells Fargo NA SBPA), 0.05%, 4/07/15	3,550	3,550,000
CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.12%, 4/07/15	118,060	118,060,000

See Notes to Financial Statements.

16	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority, RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.03%, 4/01/15 (a)	$4,940	$4,940,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN Des Moines University Project (BMO Harris Bank NA LOC), 0.03%, 4/01/15 (a)	2,795	2,795,000
Iowa State Special Obligations, RB, Barclays Capital Municipal Trust Receipts, VRDN, FLOATS, Series 13B-C (Barclays Bank PLC Liquidity Agreement), 0.07%, 4/07/15 (a)(b)(c)	6,200	6,200,000

		150,915,498
Kansas — 0.8%
City of Salina Kansas, GO, Series 1, 1.00%, 8/03/15	4,500	4,510,090
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.06%, 4/07/15 (a)(b)(c)	1,340	1,340,000
State of Kansas Department of Transportation, RB, VRDN (Wells Fargo Bank NA SBPA), 0.02%, 4/07/15 (a)	18,610	18,610,000

		24,460,090
Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.09%, 4/07/15	4,000	4,000,000
Honeywell International, Inc. Project, 0.08%, 4/07/15	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.04%, 4/07/15 (a)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.04%, 4/07/15 (a)	15,050	15,050,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project, 0.02%, 4/07/15 (a)	3,000	3,000,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.10%, 4/07/15 (a)	11,800	11,800,000
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.03%, 4/07/15 (a)(b)	30,000	30,000,000

		77,350,000
Maryland — 0.8%
County of Baltimore Maryland, RB, VRDN, M/F, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.07%, 4/07/15 (a)	3,055	3,055,000
Maryland EDC, RB, VRDN, AMT (a):
Bakery de France Facility (Manufacturers & Traders Trust Co. LOC), 0.32%, 4/07/15	8,410	8,410,000
Linemark Printing Project (Manufacturers & Traders LOC), 0.22%, 4/07/15	3,050	3,050,000
Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS, Series 11594 (AGC) (Citibank NA Liquidity Agreement), 0.22%, 4/07/15 (a)(b)(c)	$8,635	$8,635,000

		23,150,000
Massachusetts — 4.7%
City of Salem, GO, 1.00%, 12/03/15	1,000	1,004,717
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.05%, 4/07/15 (a)(b)(c)	50,000	50,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.11%, 10/27/15 (a)	5,010	5,010,000
Massachusetts Development Finance Agency, HRB, M/F, Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.04%, 4/07/15 (a)	3,000	3,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.01%, 4/07/15	22,400	22,400,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.03%, 4/07/15 (b)(c)	8,380	8,380,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.01%, 4/01/15 (a)	4,000	4,000,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.02%, 4/07/15 (a)	1,190	1,190,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.03%, 4/07/15 (a)(b)(c)	2,000	2,000,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 4/07/15 (a)	22,000	22,000,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.02%, 4/07/15 (a)(b)(c)	1,600	1,600,000
Massachusetts Water Resources Authority, RBC Municipal Product, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-42 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	10,000	10,000,000
University of Massachusetts Building Authority, RB:
2.00%, 11/02/15	215	217,282
VRDN (JPMorgan Chase Bank NA SBPA), 0.03%, 4/07/15 (a)	6,200	6,200,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.11%, 10/27/15 (a)	4,535	4,535,000

		141,536,999

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	17

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 3.7%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (Comerica Bank NA LOC), 0.07%, 4/07/15 (a)	$6,880	$6,880,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, University of Detroit Mercy Project (Comerica Bank NA LOC), 0.04%, 4/01/15 (a)	5,425	5,425,000
Michigan State Building Authority, Refunding RB, VRDN, (Citibank NA LOC), 0.04%, 4/07/15 (a)	5,960	5,960,000
Michigan State HDA, HRB, Berrien Woods III, M/F, AMT (a):
Series A (Citibank NA LOC), 0.04%, 4/07/15	4,415	4,415,000
Series C (JPMorgan Chase Bank NA SBPA), 0.05%, 4/07/15	19,685	19,685,000
Michigan State HDA, Refunding HRB, VRDN, AMT (a):
M/F, Series A (JPMorgan Chase Bank NA SBPA), 0.08%, 4/01/15	29,710	29,710,000
S/F, Series B (Federal Home Loan Bank SBPA), 0.03%, 4/07/15	1,700	1,700,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health (a):
7-Month Window, Senior Credit, 0.08%, 10/27/15	3,450	3,450,000
Series F-7, 0.08%, 10/27/15	3,000	3,000,000
Window, Senior Credit Group, Series F-7, 0.08%, 10/27/15	6,945	6,945,000
Michigan State University, Refunding RB, VRDN, General, Series A (Northern Trust Company SBPA), 0.02%, 4/07/15 (a)	2,400	2,400,000
Michigan Strategic Fund, RB, VRDN (a):
C&M Manufacturing Corp., Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.49%, 4/07/15	220	220,000
CS Facilities LLC Project (MUFG Union Bank NA), 0.02%, 4/07/15	11,045	11,045,000
MANS LLC Project, AMT (Comerica Bank LOC), 0.12%, 4/07/15	5,300	5,300,000
Riverwalk Properties LLC Project, AMT (Comerica Bank LOC), 0.12%, 4/07/15	900	900,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.02%, 4/07/15 (a)	890	890,000
Wayne State University, Refunding RB, Series A, 5.00%, 11/16/15	3,975	4,094,902

		112,019,902
Minnesota — 0.1%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/09/15 (a)(b)(c)	4,200	4,200,000
Mississippi — 0.5%
Mississippi Business Finance Corp., RB, AMT, VRDN, Hamlin Family II LLC Project (Branch Banking & Trust LOC) 0.13%, 4/07/15 (a)	2,010	2,010,000
Municipal Bonds	Par (000)	Value
Mississippi (concluded)
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.02%, 4/07/15 (a)(b)(c)	$11,900	$11,900,000

		13,910,000
Missouri — 0.3%
Missouri State Environmental Improvement & Energy Resource Authority, RB, Series A, 2.00%, 7/01/15	1,345	1,351,179
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.09%, 4/07/15 (a)	6,000	6,000,000
State of Missouri, COP, Refunding, Series A, 1.50%, 10/01/15	1,090	1,096,886

		8,448,065
Nebraska — 0.5%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.04%, 4/07/15 (a)(b)(c)	16,000	16,000,000
Nevada — 1.5%
County of Clark Nevada IDRB, Refunding RB, VRDN, Southwest Gas Corporation, Series A, Wells Fargo Bank NA LOC, AMT, 0.03%, 4/07/15 (a)	3,000	3,000,000
County of Clark Nevada School District, Austin Trust, GO, VRDN, Series C (Bank of America NA Liquidity Agreement), 0.24%, 4/07/15 (a)(b)	32,600	32,600,000
County of Clark Nevada School District, BB&T Municipal Trust, GO, VRDN (Branch Banking & Trust LOC), 0.04%, 4/07/15 (a)(b)(c)	9,760	9,760,000

		45,360,000
New Jersey — 3.9%
Borough of Hasbrouck Heights New Jersey, GO, BAN, Refunding, 1.00%, 3/24/16	4,611	4,637,084
Borough of Hawthorne New Jersey, GO, BAN, Refunding, 1.00%, 10/30/15	4,312	4,327,526
Borough of Middlesex New Jersey, GO, BAN, 1.00%, 7/17/15	2,678	2,683,015
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16 (d)	3,310	3,328,404
Borough of Upper Saddle River New Jersey, GO, BAN, 1.00%, 2/19/16	5,335	5,364,307
City of Margate City New Jersey, GO, BAN, Refunding, 1.00%, 7/20/15	7,210	7,222,862
State of New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4460 (JPMorgan Chase Bank NA LOC), 0.12%, 4/01/15 (a)(b)(c)	17,895	17,895,000
Township of Berkeley Heights New Jersey, GO, BAN, Refunding, 1.00%, 10/08/15	4,361	4,371,891
Township of Burlington New Jersey, GO, BAN, 1.00%, 10/09/15	4,650	4,662,202
Township of Cranford New Jersey, GO, BAN, 1.00%, 5/22/15	4,205	4,208,694
Township of East Hanover New Jersey, GO, BAN, Refunding, 1.00%, 8/20/15	5,103	5,115,941
Township of Edison New Jersey, GO, BAN, Refunding, 1.00%, 8/28/15	5,000	5,012,678

See Notes to Financial Statements.

18	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of Hillsborough New Jersey, GO, BAN, 1.00%, 12/11/15	$2,284	$2,292,886
Township of Lawrence New Jersey, GO, BAN, Refunding, 1.00%, 7/24/15	7,490	7,507,888
Township of Little Falls, GO, BAN, Refunding, 1.00%, 8/28/15	8,154	8,176,286
Township of Lower New Jersey, GO, BAN, Refunding, 1.00%, 8/06/15	4,000	4,007,813
Township of Marlboro New Jersey, GO, BAN, Refunding, 1.00%, 6/11/15	11,100	11,114,604
Township of Mendham New Jersey, GO, BAN, Refunding, 1.00%, 5/21/15	3,452	3,455,265
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 4/20/15	3,200	3,201,275
Township of Randolph New Jersey, GO, BAN, 1.00%, 9/25/15	3,250	3,262,073
Township of Union County New Jersey, GO, BAN, 1.00%, 6/02/15	6,384	6,390,243

		118,237,937
New Mexico — 0.5%
City of Rio Rancho New Mexico, RB, Eclipse Funding Trust, VRDN, Series 2007-0019, Solar Eclipse (U.S. Bank NA LOC, U.S. Bank NA Liquidity Agreement), 0.02%, 4/07/15 (a)(b)	5,000	5,000,000
New Mexico Finance Authority, Refunding RB, VRDN, Sub-Lien, Sub-Series A-1 (State Street Bank & Trust LOC), 0.02%, 4/07/15 (a)	8,350	8,350,000
State of New Mexico Severance Tax Permanent Fund, Refunding RB, Series A, 5.00%, 7/01/15	780	789,655

		14,139,655
New York — 12.5%
Center Moriches Union Free School District, GO, TAN, 1.00%, 6/26/15	5,225	5,232,701
Central Islip Union Free School District, GO, TAN, 1.00%, 6/25/15	3,680	3,686,766
Chittenango Central School District, GO, BAN, 1.00%, 11/06/15	4,905	4,924,714
City of New York New York, GO, VRDN (a):
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 4/07/15	13,000	13,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.02%, 4/07/15	9,700	9,700,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.02%, 4/07/15	14,600	14,600,000
Sub-Series D-3 (JPMorgan Chase Bank NA SBPA), 0.03%, 4/01/15	12,200	12,200,000
Sub-Series D-4 (TD Bank NA SBPA), 0.02%, 4/01/15	12,400	12,400,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 4/01/15	3,120	3,120,000
City of New York New York Industrial Development Agency, RB, VRDN (a):
New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.03%, 4/07/15	16,000	16,000,000
Korean Air Lines Co. Ltd. Project, Series A, AMT (Kookmin Bank LOC), 0.10%, 4/07/15	23,800	23,800,000
Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.10%, 4/07/15	4,400	4,400,000
Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 4/07/15 (a)	$4,800	$4,800,000
City of New York New York Water Authority, RB, EMCP, 0.06%, 5/04/15	15,000	15,000,000
Cold Spring Harbor Central School District, GO, TAN, 1.00%, 6/25/15	4,720	4,728,880
Dutchess County IDA, RB, Marist College, Series A (TD Bank NA LOC), 0.03%, 4/07/15 (a)	9,000	9,000,000
East Aurora Union Free School District, GO, BAN, 1.00%, 6/18/15	2,975	2,979,498
East Williston Union Free School District, GO, TAN, 1.00%, 6/25/15	3,500	3,506,106
Lansingburgh Central School District at Troy, GO, BAN, Refunding, 1.00%, 7/10/15	14,600	14,629,815
Metropolitan Transportation Authority, RB, VRDN (Royal Bank of Canada LOC), 0.01%, 4/07/15 (a)	5,000	5,000,000
New York City Housing Development Corp. New York, RB, VRDN (a)
50th Avenue Development, Series A, (Wells Fargo Bank NA LOC), 0.01%, 4/07/15	7,000	7,000,000
50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.01%, 4/07/15	10,800	10,800,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.02%, 4/07/15	4,750	4,750,000
M/F Housing, Series K-2 (Wells Fargo Bank NA LOC), 0.01%, 4/07/15	8,400	8,400,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.02%, 4/07/15	2,000	2,000,000
New York City Housing Development Corp. New York, Refunding RB, VRDN, M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.02%, 4/07/15 (a)	4,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.02%, 4/01/15 (a)	7,900	7,900,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.01%, 4/01/15 (a)	8,250	8,250,000
New York State Dormitory, RBC Municipal Products Inc Trust Authority, RB, VRDN, FLOATS, Series O-87 (Royal Bank of Canada Liquidity Agreement), 0.02%, 4/07/15 (a)(b)(c)	3,000	3,000,000
New York State HFA, HRB, VRDN, M/F (a):
175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.01%, 4/07/15	7,900	7,900,000
175 West 60th Street Housing, Series A-2 (Manufacturers & Traders Trust Co. LOC), 0.03%, 4/07/15	7,000	7,000,000
205 East 92nd Street, Series A, (Wells Fargo Bank NA LOC), 0.01%, 4/07/15	5,000	5,000,000
855 Sixth Ave Housing (Wells Fargo Bank LOC), 0.02%, 4/07/15	2,000	2,000,000
AMT, 42nd & 10th Ave. (Freddie Mac Liquidity Agreement), 0.01%, 4/07/15	15,000	15,000,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	19

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State HFA, HRB, VRDN, M/F (a) (concluded):
Clinton Park (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), Series A, 0.01%, 4/07/15	$6,810	$6,810,000
East 39th Street Housing, AMT (Fannie Mae Liquidity Facility), 0.03%, 4/07/15	25,000	25,000,000
Northend (FNMA Guarantor, FNMA Liquidity), 0.02%, 4/07/15	7,200	7,200,000
New York State HFA, RB, VRDN, 33 Bond St. Housing (Manufacturers & Traders Trust Co. LOC), 0.02%, 4/07/15 (a)	4,000	4,000,000
Patchogue-Medford Union Free School District, GO, TAN, 1.00%, 6/26/15	22,500	22,541,325
Port Authority of New York & New Jersey, Austin Trust, RB VRDN, AMT, Series 1055 (AGM) (Bank of America SBPA), 0.09%, 4/07/15 (a)(b)	3,730	3,730,000
Rocky Point Union Free School District, GO, TAN, 1.00%, 6/25/15	3,000	3,005,231
Roslyn Union Free School District, GO, 1.00%, 9/25/15	4,605	4,621,320
South Country Central School District at Brookhaven, GO, TAN, 1.00%, 6/25/15	7,000	7,013,016
Southold Union Free School District, GO, TAN, 1.00%, 6/25/15	3,685	3,691,853
Town of Clarence New York, GO, BAN, Refunding, 1.00%, 7/23/15	4,474	4,485,070
Town of Lockport, GO, BAN, 1.00%, 12/15/15	3,680	3,695,580
Town of Webster New York, GO, BAN, Refunding, 1.00%, 9/30/15	3,621	3,633,925
Village of Sleepy Hollow, GO, Refunding BAN, Series A, 1.00%, 11/24/15	4,510	4,527,262

		379,663,062
North Carolina — 1.7%
Charlotte Housing Authority North Carolina, RB, VRDN, Oak Park Project (Wells Fargo Bank NA LOC), 0.03%, 4/07/15 (a)	2,000	2,000,000
City of Greensboro North Carolina Combined Water & Sewer System, Refunding RB, VRDN, Series A (Bank of America NA SBPA), 0.04%, 4/07/15 (a)	9,000	9,000,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.12%, 10/27/15 (a)	3,240	3,240,000
County of Alamance North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.14%, 4/07/15 (a)	600	600,000
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.19%, 4/07/15 (a)	380	380,000
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Arden Corp. Project, AMT (Comerica Bank LOC), 0.12%, 4/07/15 (a)	2,550	2,550,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.12%, 10/27/15 (a)	5,395	5,395,000
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
County of Yancey North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec, Inc. Project, AMT (Branch Banking & Trust LOC), 0.08%, 4/07/15 (a)	$3,500	$3,500,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.19%, 4/07/15 (a)	510	510,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.06%, 4/07/15 (a)	16,360	16,360,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN (a):
Eagle Tax Exempt Trust, Class A (Citibank Liquidity Agreement), 0.03%, 4/07/15 (b)(c)	5,850	5,850,000
High Point University Project (Branch Banking & Trust LOC), 0.02%, 4/07/15	925	925,000
Raleigh Durham Airport Authority, Refunding RB, VRDN (Royal Bank of Canada LOC), 0.02%, 4/07/15 (a)	1,000	1,000,000

		51,310,000
Ohio — 0.4%
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/10/15	1,100	1,100,225
City of Miamisburg Ohio, GO, BAN, 1.00%, 3/09/16	1,000	1,006,550
Columbus Regional Airport Authority, RB, VRDN, Flight Safety International, Series B, AMT (Berkshire Hathaway Guarantor), 0.02%, 4/07/15 (a)	4,400	4,400,000
Ohio State University, RB, VRDN, Higher Education, Series B, 0.01%, 4/07/15 (a)	3,460	3,460,000
State of Ohio, GO, Refunding, Higher Education, Series C, 5.00%, 8/03/15	960	975,800

		10,942,575
Oklahoma — 0.5%
Muskogee City-County Trust Port Authority, RB, VRDN, AMT (Bank of America NA LOC), 0.12%, 4/07/15 (a)	5,250	5,250,000
Oklahoma State Turnpike Authority, RBC Municipal Products, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-37 (Royal Bank Canada LOC), 0.02%, 4/07/15 (a)(b)(c)	9,975	9,975,000

		15,225,000
Oregon — 0.2%
Port of Portland Oregon, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (U.S. Bank NA LOC), 0.05%, 4/07/15 (a)	6,370	6,370,000
Pennsylvania — 3.4%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	3,910	3,910,000
City of Philadelphia Pennsylvania Gas Works Co., Refunding RB, VRDN, 8th Series D (Royal Bank of Canada LOC), 0.01%, 4/07/15 (a)	15,550	15,550,000

See Notes to Financial Statements.

20	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 2009-58 (State Street Bank & Trust Co. Liquidity Agreement), 0.02%, 4/07/15 (a)(b)(c)	$17,500	$17,500,000
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 4/07/15 (a)(b)(c)	11,790	11,790,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.07%, 4/07/15 (a)	1,900	1,900,000
County of Bucks Pennsylvania IDA, RB, VRDN, Grand View Hospital, Series A (TD Bank NA LOC), 0.01%, 4/07/15 (a)	7,945	7,945,000
County of Lancaster Pennsylvania Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.07%, 4/07/15 (a)	2,270	2,270,000
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN, AICUP Financing Program -Lycoming College Project Series 2013 S1, (Manufacturers & Traders Trust Co. LOC) 0.04%, 4/07/15 (a)	4,175	4,175,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (U.S. Bank NA LOC), 0.02%, 4/07/15 (a)	1,800	1,800,000
Pennsylvania Economic Development Financing Authority, RB, VRDN (a):
Evergreen Community Power Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/07/15	5,755	5,755,000
Merck & Co., Inc., West Point Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.04%, 4/07/15	3,700	3,700,000
Pennsylvania State Public School Building Authority, RB, VRDN, FLOATS, Series 1479 (AGM) (Credit Suisse Liquidity Agreement), 0.19%, 4/07/15 (a)(b)(c)	9,200	9,200,000
Pennsylvania Turnpike Commission, ROCS, VRDN, Series II-R-11995 (Citibank NA Liquidity Agreement), 0.22%, 4/07/15 (a)(b)(c)	7,330	7,330,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.07%, 4/07/15 (a)	10,205	10,205,000

		103,030,000
Rhode Island — 0.6%
City of East Providence, GO, TAN, 1.50%, 7/30/15	13,840	13,888,221
Town of Cumberland, GO, TAN, 1.25%, 6/11/15	3,940	3,947,379

		17,835,600
South Carolina — 1.0%
City of Columbia South Carolina Waterworks & Sewer System, RB, VRDN, Sewer Improvements (U.S. Bank NA LOC), 0.02%, 4/01/15 (a)	10,000	10,000,000
South Carolina Educational Facilities Authority, RB, Furman University, 4.00%, 10/01/15	1,000	1,018,602
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4379 (JPMorgan Chase Bank NA Liquidity Agreement), 0.14%, 4/07/15 (a)(b)(c)	$8,940	$8,940,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.17%, 4/07/15 (a)(b)(c)	11,500	11,500,000

		31,458,602
Tennessee — 1.6%
City of Clarksville Tennessee Public Building Authority, RB, VRDN (Bank of America NA LOC), 0.04%, 4/07/15 (a)	13,480	13,480,000
County of Montgomery Tennessee Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.06%, 4/07/15 (a)	800	800,000
County of Shelby Tennessee, ECN, 0.07%, 5/18/15	4,315	4,315,000
County of Washington Tennessee, Refunding RB, VRDN (U.S. Bank NA LOC, U.S. Bank NA SBPA), 0.02%, 4/07/15 (a)(b)	19,200	19,200,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	10,000	10,000,000

		47,795,000
Texas — 16.1%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Corp. Project, AMT (a):
0.09%, 4/07/15	50,000	50,000,000
0.09%, 4/07/15	25,000	25,000,000
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (a):
0.10%, 4/07/15	18,400	18,400,000
Brazoria County, Multi-Mode, 0.10%, 4/07/15	15,800	15,800,000
City of Austin Texas Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.01%, 4/07/15 (a)	11,800	11,800,000
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4338 (JPMorgan Chase Bank NA Liquidity Agreement), 0.06%, 4/07/15 (a)(b)(c)	6,335	6,335,000
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT (AGM), 5.00%, 7/01/15	6,750	6,832,706
City of San Antonio Texas, GO, 5.00%, 8/03/15	325	330,234
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.05%, 4/07/15 (a)(b)(c)	10,000	10,000,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	21

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.04%, 4/01/15	$75,040	$75,040,000
Sub-Series C-2, 0.04%, 4/01/15	43,950	43,950,000
County of Hidalgo Texas, GO, Refunding (NPFGC), 5.00%, 8/15/15 (e)	1,000	1,018,495
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.02%, 4/07/15 (a)	12,420	12,420,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.04%, 4/07/15 (a)(b)	5,790	5,790,000
Dallas Performing Arts Cultural Facilities Corp., Refunding RB, VRDN (JPMorgan Chase NA LOC), 0.04%, 4/07/15 (a)	10,100	10,100,000
Denton ISD, GO, Series B, VRDN (Bank of Tokyo-Mitsubishi SBPA), 0.04%, 4/07/15 (a)	7,400	7,400,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.02%, 4/07/15 (a)	2,600	2,600,000
Gulf Coast Waste Disposal Authority, RB, VRDN, Air Products Project, 0.02%, 4/07/15 (a)	9,700	9,700,000
Lamar Consolidated ISD, GO, VRDN (Citibank Liquidity Agreement), 0.03%, 4/02/15 (a)(b)(c)	12,300	12,300,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.07%, 4/07/15 (a)	55,000	55,000,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT, 0.09%, 4/07/15 (a)	5,000	5,000,000
Port of Port Arthur Texas Navigation District, RB, VRDN, Project (a):
Multi-Mode, Atofina Project, Series B, AMT, 0.05%, 4/07/15	10,000	10,000,000
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.03%, 4/07/15	20,700	20,700,000
Total Petrochemicals Project, AMT, 0.05%, 4/07/15	24,000	24,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	4,500	4,500,000
State of Texas, GO, VRDN (a):
Series B (Bank of New York NA SBPA), 0.04%, 4/07/15	11,665	11,665,000
Series D (State Street Bank & Trust Co. SBPA), 0.04%, 4/07/15	8,535	8,535,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement) (Wells Fargo Bank NA SBPA), 0.14%, 4/07/15 (a)(b)(c)	5,600	5,600,000
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.01%, 4/07/15 (a)	7,000	7,000,000
Texas (concluded) Waco Educational Finance Corp., Refunding RB, VRDN, Baylor University, Series A (Bank of New York Mellon Trust SBPA), 0.04%, 4/07/15 (a)	$11,055	$11,055,000

		487,871,435
Utah — 5.1%
County of Emery Utah, PacifiCorp, Refunding RB, VRDN (Canadian Imperial Bank LOC), 0.02%, 4/07/15 (a)	20,000	20,000,000
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series C (Northern Trust Co. SBPA), 0.03%, 4/01/15	32,465	32,465,000
Series D, 0.02%, 4/01/15	49,185	49,185,000
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York SBPA), 0.03%, 4/01/15 (a)	45,050	45,050,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	8,200	8,200,000

		154,900,000
Vermont — 0.2%
Vermont Housing Finance Agency, Refunding RB, AMT, Series A, VRDN (TD Bank NA SBPA), 0.03%, 4/07/15 (a)	6,150	6,150,000
Virginia — 2.8%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.07%, 4/07/15 (a)	868	868,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.10%, 10/27/15 (a)	10,310	10,310,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.02%, 4/02/15 (a)	12,160	12,160,000
State of Virginia HDA, RB, MERLOTS, M/F Housing, Series B19, AMT (Wells Fargo Bank NA SBPA), 0.17%, 4/07/15 (a)(b)(c)	3,000	3,000,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.08%, 4/07/15 (a)(b)(c)	2,880	2,880,000
University of Virginia, RB, VRDN, Eagle Tax Exempt, Class A (Citibank NA Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	5,565	5,565,000
Virginia College Building Authority, RB, VRDN, 21st Century College (Wells Fargo Bank NA SBPA) (a):
Series B, 0.01%, 4/01/15	32,425	32,425,000
Series C, 0.01%, 4/01/15	16,440	16,440,000
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank PLC Liquidity Agreement), 0.07%, 4/07/15 (a)(b)(c)	1,335	1,335,000

		84,983,000

See Notes to Financial Statements.

22	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Schedule of Investments (continued)	Fund Name (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 3.3%
County of King Washington Sewer Revenue, RB, VRDN (Citibank NA Liquidity Agreement), 0.03%, 4/07/15 (a)(b)	$9,410	$9,410,000
County of King Washington Sewer Revenue, Refunding RB, Austin Trust, VRDN, Series 1200 (AGM) (Bank of America NA Liquidity Agreement), 0.04%, 4/07/15 (a)(b)	10,000	10,000,000
Port of Tacoma Washington, ARB, VRDN, ROCS, RR-II-12056, AMT (AGC) (Citibank NA Liquidity Agreement), 0.06%, 4/07/15 (a)(b)(c)	9,900	9,900,000
State of Washington Healthcare Facility Authority, Refunding RB, VRDN (Bank of America NA Liquidity Agreement) (a):
0.04%, 4/07/15	5,925	5,925,000
0.04%, 4/07/15	2,230	2,230,000
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4292 (JPMorgan Chase Bank NA Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	3,745	3,745,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	20,000	20,000,000
Washington State Housing Finance Commission, RB, VRDN (a):
Heatherwood, Inc., LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.05%, 4/07/15	11,125	11,125,000
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.05%, 4/07/15	11,050	11,050,000
Mill Pointe LP, Series A, AMT (Freddie Mac Liquidity Agreement), 0.05%, 4/07/15	9,325	9,325,000
Traditions at South Hill Apartments Project (East West Bank LOC) (Federal Home Loan Guarantor), 0.02%, 4/07/15	8,300	8,300,000

		101,010,000
West Virginia — 1.3%
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.03%, 4/07/15 (a)	35,000	35,000,000
West Virginia EDA, RB, VRDN, Applachian Power Co., Series A (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.02%, 4/07/15 (a)	5,800	5,800,000

		40,800,000
Wisconsin — 3.9%
State of Wisconsin:
Petroleum Inspection Fee, TECP, 0.09%, 5/01/15	$15,150	$15,150,000
Petroleum Inspection Fee, TECP, 0.07%, 5/06/15	30,000	30,000,000
TECP, ECN, 0.08%, 5/04/15	30,500	30,500,000
TECP, ECN, 0.07%, 5/06/15	24,003	24,003,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.07%, 4/07/15 (a)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, River Shores Regency, AMT (U.S. Bank NA LOC), 0.04%, 4/07/15 (a)	5,105	5,105,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.03%, 4/07/15 (a)(b)(c)	3,000	3,000,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.08%, 10/27/15 (a)	5,305	5,305,000

		117,063,000
Wyoming — 0.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.12%, 4/07/15 (a)	4,000	4,000,000
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.04%, 4/07/15 (a)	6,485	6,485,000
County of Sweetwater Wyoming, Refunding RB, VRDN, PacifiCorp Project, Bank of Nova Scotia LOC, 0.02%, 4/07/15 (a)	5,310	5,310,000
County of Uinta Wyoming, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.01%, 4/01/15 (a)	4,000	4,000,000

		19,795,000
Total Investments (Cost—$3,032,172,781*) — 99.9%		3,032,172,781
Other Assets Less Liabilities — 0.1%		2,387,174

Net Assets — 100.0%		$3,034,559,955

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Jefferies & Co.	$3,328,404	—

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	23

Schedule of Investments (concluded)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of March 31, 2015, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$3,032,172,781	—	$3,032,172,781
[1] See above Schedule of Investments for values in each state or political subdivision.

The Master LLC may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2015, cash of $1,286,764 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

24	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Statement of Assets and Liabilities

March 31, 2015	Master Tax-Exempt LLC

Assets
Investments at value — unaffiliated (cost — $3,032,172,781)	$3,032,172,781
Cash	1,286,764
Investments sold receivable	2,049,000
Interest receivable	1,706,957
Contributions receivable from investors	857,291
Prepaid expenses	10,128

Total assets	3,038,082,921

Liabilities
Investments purchased payable	3,328,404
Directors’ fees payable	19,758
Other affiliates payable	14,828
Investment advisory fees payable	407
Other accrued expenses payable	159,569

Total liabilities	3,522,966

Net Assets	$3,034,559,955

Net Assets Consist of
Investors’ capital	$3,034,559,955

Statement of Operations

Year Ended March 31, 2015	Master Tax-Exempt LLC

Investment Income
Income	$3,064,925

Expenses
Investment advisory	4,529,284
Accounting services	186,752
Directors	80,970
Custodian	75,732
Professional	65,103
Printing	11,231
Miscellaneous	112,022

Total expenses	5,061,094
Less fees waived by the Manager	(3,511,042)

Total expenses after fees waived	1,550,052

Net investment income	1,514,873

Realized Gain
Net realized gain from investments	272,436

Net Increase in Net Assets Resulting from Operations	$1,787,309

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	25

Statements of Changes in Net Assets	Master Tax-Exempt LLC

	Year Ended March 31,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$1,514,873	$1,795,038
Net realized gain	272,436	395,191

Net increase in net assets resulting from operations	1,787,309	2,190,229

Capital Transactions
Proceeds from contributions	13,552,450,815	12,345,692,114
Value of withdrawals	(13,346,430,521)	(12,594,231,837)

Net increase (decrease) in net assets derived from capital transactions	206,020,294	(248,539,723)

Net Assets
Total increase (decrease) in net assets	207,807,603	(246,349,494)
Beginning of year	2,826,752,352	3,073,101,846

End of year	$3,034,559,955	$2,826,752,352

Financial Highlights	Master Tax-Exempt LLC

	Year Ended March 31,
	2015	2014	2013	2012	2011

Total Return
Total return	0.06%	0.07%	0.15%	0.10%	0.25%

Ratios to Average Net Assets
Total expenses	0.17%	0.17%	0.17%	0.17%	0.16%

Total expenses after fees waived	0.05%	0.08%	0.08%	0.14%	0.16%

Net investment income	0.05%	0.06%	0.15%	0.12%	0.26%

Supplemental Data
Net assets, end of year (000)	$3,034,560	$2,826,752	$3,073,102	$3,629,077	$4,383,330

See Notes to Financial Statements.

26	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Notes to Financial Statements	Master Tax-Exempt LLC

1. Organization:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: U.S. GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master LLC seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

Prior to July 1, 2014, BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, served as a sub-advisor to the Master LLC pursuant to a sub-advisory agreement with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by the Master LLC to the Manager under the Investment Advisory Agreement. Effective July 1, 2014, the sub-advisory agreement between the Manager and BIM terminated.

The Manager voluntarily agreed to waive a portion of the investment advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of daily net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	27

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

For the year ended March 31, 2015, the Master LLC reimbursed the Manager $28,684 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master LLC may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the year ended March 31, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $731,265,000 and $345,600,000, respectively.

4. Income Tax Information:

The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLC as of March 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master LLC’s financial statements.

5. Principal Risks:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Certain obligations held by the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Master LLC’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Master LLC continues to evaluate its strategy to implement the new regulations.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Report of Independent Registered Public Accounting Firm	Master Tax-Exempt LLC

To the Investors and Board of Directors of Master Tax-Exempt LLC:

We have audited the accompanying statement of assets and liabilities of Master Tax-Exempt LLC (the “Master LLC”), including the schedule of investments, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt LLC as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

May 22, 2015

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	29

Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2]
Rodney D. Johnson 1941	Chair of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 156 Portfolios	None
David O. Beim 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 156 Portfolios	None
Collette Chilton 1958	Director	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 156 Portfolios	None
Frank J. Fabozzi 1948	Director	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	109 RICs consisting of 232 Portfolios	None
Dr. Matina S. Horner 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 156 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; President London Center for Policy Research since 2012; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 156 Portfolios	None
Ian A. MacKinnon 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 156 Portfolios	None
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 156 Portfolios	None
Toby Rosenblatt 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Futures Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 156 Portfolios	None

30	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2] (concluded)
Mark Stalnecker 1951	Director	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 156 Portfolios	None
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 156 Portfolios	None
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 156 Portfolios	None
[1] The address of each Director is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

[2]    Independent Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

[3]    Date shown is the earliest date a person has served for the Fund/Master LLC. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain independent Directors as joining the Fund’s/Master LLC’s board in 2007, those independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Director[4]
Barbara G. Novick 1960	Director	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	109 RICs consisting of 232 Portfolios	None
[4] Ms. Novick is an “interested person,” as defined in the 1940 Act, of the Fund/Master LLC based on her position with BlackRock, Inc and its affiliates.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	31

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Head of Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock, Inc. since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2015; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Fund/Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Fund/Master LLC Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Directors of the Fund/Master LLC and Ronald W. Forbes resigned as a Director of the Fund/Master LLC and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Directors of the Fund/Master LLC.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Fund/Master LLC and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Fund/Master LLC.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

32	BBIF TAX-EXEMPT FUND	MARCH 31, 2015

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BBIF TAX-EXEMPT FUND	MARCH 31, 2015	33

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFTE-3/15-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BBIF Tax-Exempt Fund	$7,363	$7,363	$0	$0	$10,812	$10,600	$0	$0
Master Tax-Exempt LLC	$26,363	$26,363	$0	$0	$13,260	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval

2

by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BBIF Tax-Exempt Fund	$10,812	$10,600
Master Tax-Exempt LLC	$13,260	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

3

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	June 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	June 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	June 2, 2015

5